Trade and other receivables	12 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Trade and other receivables

15. Trade and other receivables

Group's trade and other receivables as of June 30, 2020 and 2019 were as follows:

	June 30, 2020	June 30, 2019
Sale, leases and services receivables	38,453	35,458
Less: Allowance for doubtful accounts	(3,735)	(2,653)
Total trade receivables	34,718	32,805
Prepaid expenses	13,496	7,982
Borrowings, deposits and others	10,029	4,119
Advances to suppliers	1,009	1,295
Tax receivables	804	637
Others	215	3,063
Total other receivables	25,553	17,096
Total trade and other receivables	60,271	49,901
Non-current	23,128	17,680
Current	37,143	32,221
Total	60,271	49,901

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 31.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group's allowance for doubtful accounts were as follows:

	June 30, 2020	June 30, 2019
Beginning of the year	2,653	1,791
Adjustments previous periods (IFRS 9)	-	194
Additions (*)	1,028	780
Recovery	(109)	(61)
Currency translation adjustment	1,064	635
Deconsolidation	(20)	-
Receivables written off during the period/year as uncollectable	(717)	(464)
Transfer to assets held for sale	(20)	-
Incorporation by business combination	18	-
Inflation adjustment	(162)	(222)
End of the year	3,735	2,653

(*) The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note 24).

The Group's trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2020 and 2019 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation	Loss for bad debts
Leases and services	389	56	87	2,318	695	3,545	9,22%	(85)
Consumer financing	-	-	-	-	16	16	0,04%	9
Sale of properties and developments	189	5	5	712	1	912	2,37%	-
Sale of communication equipment	-	-	-	13,674	468	14,142	36,78%	-
Agricultural products	1,566	264	122	1,159	20	3,131	8,14%	-
Telecommunication services	1,485	-	447	12,240	2,535	16,707	43,45%	(392)
Total as of June 30, 2020	3,629	325	661	30,103	3,735	38,453	100,00%	(468)
								0
Leases and services	420	124	176	2,758	472	3,950	11,14%	(121)
Hotel services	-	-	-	147	-	147	0,42%	-
Consumer financing	-	-	-	-	23	23	0,06%	13
Sale of properties and developments	86	14	14	2,423	26	2,563	7,23%	-
Sale of communication equipment	-	-	-	14,234	204	14,438	40,72%	-
Telecommunication services	1,604	-	495	10,310	1,928	14,337	40,43%	(561)
Total as of June 30, 2019	2,110	138	685	29,872	2,653	35,458	100,00%	(669)